Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000212508
Account Value [Line Items]
Account Value	$ 17,052	$ 16,649	$ 14,823	$ 15,443	$ 14,686	$ 12,044	$ 11,990	$ 11,292	$ 10,547	$ 9,920	$ 10,000
C000009628
Account Value [Line Items]
Account Value	16,909	16,526	14,743	15,376	14,647	12,031	11,990	11,292	10,547	9,920	10,000
C000144329
Account Value [Line Items]
Account Value	13,698	12,932	12,440	12,824	13,042	11,554	11,376	10,827	10,677	10,206	10,000
C000144330
Account Value [Line Items]
Account Value	13,486	12,752	12,280	12,670	12,885	11,424	11,269	10,755	10,627	10,178	10,000
C000144331
Account Value [Line Items]
Account Value	23,223	23,058	17,476	19,610	18,023	11,460	12,133	11,099	10,139	9,212	10,000
C000009625
Account Value [Line Items]
Account Value	22,779	22,654	17,196	19,323	17,787	11,332	12,025	11,029	10,097	9,195	10,000
C000144332
Account Value [Line Items]
Account Value	18,019	16,822	13,346	15,134	14,503	9,154	10,718	10,429	9,975	8,955	10,000
C000009627
Account Value [Line Items]
Account Value	17,626	16,494	13,107	14,889	14,299	9,040	10,612	10,353	9,928	8,939	10,000
C000040696
Account Value [Line Items]
Account Value	11,094	10,870	10,716	10,620	10,957	10,672	10,406	10,059	10,066	10,120	10,000
C000023365
Account Value [Line Items]
Account Value	16,428	15,361	12,469	14,810	14,889	10,627	11,285	10,143	9,944	9,080	10,000
C000103219
Account Value [Line Items]
Account Value	15,522	14,606	11,944	14,272	14,419	10,355	11,063	10,000	9,853	9,044	10,000
C000009629
Account Value [Line Items]
Account Value	12,764	12,020	11,398	11,286	11,447	10,766	10,719	10,388	10,323	10,083	10,000
C000103218
Account Value [Line Items]
Account Value	12,568	11,854	11,251	11,157	11,322	10,652	10,624	10,319	10,274	10,058	10,000
C000009630
Account Value [Line Items]
Account Value	11,965	11,420	10,885	10,626	10,625	10,595	10,342	10,123	10,029	10,003	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386	11,880	11,796	10,828	10,364	10,240	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386	11,880	11,796	10,828	10,364	10,240	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386	11,880	11,796	10,828	10,364	10,240	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386	11,880	11,796	10,828	10,364	10,240	10,196	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	31,545	29,257	22,528	24,592	21,711	13,529	14,700	13,449	11,799	10,048	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	31,545	29,257	22,528	24,592	21,711	13,529	14,700	13,449	11,799	10,048	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	30,490	28,437	21,994	24,058	21,495	13,229	14,554	13,381	11,757	9,958	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	30,490	28,437	21,994	24,058	21,495	13,229	14,554	13,381	11,757	9,958	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,330	12,181	11,812	11,782	12,333	11,689	11,256	10,681	10,404	10,388	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	30,490	28,437	21,994	24,058	21,495	13,229	14,554	13,381	11,757	9,958	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	30,490	28,437	21,994	24,058	21,495	13,229	14,554	13,381	11,757	9,958	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386	11,880	11,796	10,828	10,364	10,240	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386	11,880	11,796	10,828	10,364	10,240	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,026	10,842	11,386	11,880	11,796	10,828	10,364	10,240	10,196	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	15,989	15,109	13,808	14,602	14,550	11,909	12,007	11,476	10,772	10,035	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	15,989	15,109	13,808	14,602	14,550	11,909	12,007	11,476	10,772	10,035	10,000
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	11,823	11,538	11,317	11,122	11,644	11,082	10,844	10,385	10,318	10,282	10,000
Bloomberg 1-3 Year U.S. Aggregate Index
Account Value [Line Items]
Account Value	11,851	11,222	10,836	10,810	11,134	11,007	10,517	10,205	10,180	10,105	10,000
Bloomberg 1-3 Year U.S. Aggregate Index
Account Value [Line Items]
Account Value	11,851	11,222	10,836	10,810	11,134	11,007	10,517	10,205	10,180	10,105	10,000
ICE BofA U.S. 6-Month Treasury Bill Index
Account Value [Line Items]
Account Value	$ 12,205	$ 11,610	$ 11,035	$ 10,754	$ 10,759	$ 10,742	$ 10,444	$ 10,213	$ 10,098	$ 10,039	$ 10,000